Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Accrued expenses	1,996,223	2,443,882	314,128
Accrued deferred offering costs	3,707,394	—	—
Payable for acquisition of a subsidiary	500,000	—	—
Total	6,203,617	2,443,882	314,128